UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2006


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT INTERMEDIATE-TERM FUND - SEMIANNUAL REPORTS FOR PERIOD ENDED SEPTEMBER 30, 2006


[LOGO OF USAA]
    USAA(R)

                                 USAA TAX EXEMPT
                                        INTERMEDIATE-TERM Fund

                             [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

                              S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             6

INVESTMENT OVERVIEW                                                          8

SHAREHOLDER VOTING RESULTS                                                  16

FINANCIAL INFORMATION

    Portfolio of Investments                                                17

    Notes to Portfolio of Investments                                       44

    Financial Statements                                                    45

    Notes to Financial Statements                                           48

EXPENSE EXAMPLE                                                             57

ADVISORY AGREEMENT                                                          59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                           THE QUESTION REMAINS: CAN THE
[PHOTO OF CHRISTOPHER W. CLAUS]             FED ENGINEER A 'SOFT LANDING'
                                              FOR THE U.S. ECONOMY?

                                                        "

                                                                    October 2006
--------------------------------------------------------------------------------

         During the third quarter of 2006, the bond market reached an inflection point. The Federal Reserve Board (the Fed) announced that it would pause in its campaign of raising short-term interest rates - a tightening cycle it began in June 2004 in an attempt to slow U.S. economic growth and harness inflation. Although Fed governors remained nervous about inflation, they held rates steady at 5.25% to determine if the "lag effect" of previous rate increases could slow inflation to their comfort zone of 2% annually.

         In response, longer-term bonds rallied. Fixed-income investors seem convinced that the Fed will control inflation and that it will eventually have to start lowering rates to keep the economy from slowing too much. Yields on longer-maturity bonds fell as prices rose. (Bond prices and yields move in opposite directions.) At one point, the yield on a 10-year Treasury was as low as 4.6%.

         The Fed's rate-tightening cycle is only one of the factors that could help keep inflation in check. Another is the recent decline in oil and gasoline prices, where demand has fallen relative to supply. Two other factors are the cooling housing market and the continued importing of inexpensive retail goods and services from overseas.

         The question remains: Can the Fed engineer a "soft landing" for the U.S. economy? If it does, the economy could continue to grow at a healthy clip without causing inflation to rise above the Fed's comfort zone. However, in the past, the Fed has tended to overshoot the mark in rate-tightening cycles, tipping the economy into a recession - sometimes referred to as a "hard landing."

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         Although equity investors should be concerned about a hard-landing scenario, bond investors have the potential to benefit whatever the outcome. In fact, they may feel protected from the risk of inflation because of the Fed's commitment to controlling it. Inflation is one of the worst enemies of a fixed-income investor, because it erodes the purchasing power of both yield and principal. If inflation remains tame and the economy weakens, the Fed could start easing rates. Short-term yields will fall, making longer-term bonds more attractive. Money market funds, however, continue to be an excellent choice for investors seeking liquidity and relative safety.

         Overall, we are pleased with the performance of your tax-exempt bond funds, all of which are four- and five-star overall rated by Morningstar Ratings(TM) (see facing page), and with the strong yields on your tax-exempt money market funds. We believe that USAA offers an exceptional value to our members and shareholders who desire tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         On behalf of all of us at USAA Investment Management, thank you for the
         opportunity  to  serve  your  investment   needs.  We  appreciate  your
         business.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                                 # funds
                         for period ending 9/30/2006                                  in     # funds    # funds
USAA                                                          Rating               Overall/     in        in
Fund Name              Overall   3-Year   5-Year   10-Year    Category             3-Year     5-Year    10-Year
---------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND         ****       4        4        4        Muni California        162        142       116
                                                                Long

FLORIDA TAX-FREE        ****       4        4        4        Muni Florida            90         89        79
  INCOME

NEW YORK BOND           ****       4        4        5        Muni New York          121        105        86
                                                                Long

TAX EXEMPT              *****      5        5        5        Muni National          286        267       199
  LONG-TERM                                                     Long

TAX EXEMPT              *****      5        5        5        Muni National          234        187       120
  INTERMEDIATE-TERM                                             Intermediate

TAX EXEMPT              ****       4        4        4        Muni National          122         86        58
  SHORT-TERM                                                    Short

VIRGINIA BOND           *****      5        5        5        Muni Single State      307        273       214
                                                                Intermediate
---------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]            [PHOTO OF REGINA G. SHAFER]
  CLIFFORD A. GLADSON, CFA                  REGINA G. SHAFER, CFA
  USAA Investment Management Company        USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2006, TO SEPTEMBER 30, 2006?

         Your USAA Tax Exempt Intermediate-Term Fund provided a total return of 3.30% versus an average of 2.87% for the 164 funds in the Lipper Intermediate Municipal Debt Funds Average. This compares to 3.00% for the Lipper Intermediate Municipal Debt Funds Index and 3.44% for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.16%, compared to the Lipper category average of 3.40%. We expect a nominal capital gain distribution to be paid in December 2006 for gains recognized during the fiscal year ended March 31, 2006.

WHAT WERE THE MARKET CONDITIONS?

         Since June 2004, the Federal Reserve Board (the Fed) has raised short-term interest rates 17 consecutive times - twice during the reporting period. However, in their August and September meetings, Fed governors opted to leave the federal funds rate unchanged at 5.25% and to evaluate the effect of their prior rate increases on the U.S. economy.

         Unlike short-term rates, which are set by the Fed, longer-term rates are controlled by the credit markets. All long-term yields fell over the period. For example, the yield on a 10-year AAA general obligation
         (GO)  bond  declined  0.25%.  In  addition,  the  yield  curve for U.S.
         government securities is inverted (short-term rates are higher than long-term rates). An inverted yield curve indicates that bond investors are not overly concerned about

         REFER TO PAGES 12 AND 13 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         GO BOND DATA ACCORDING TO BLOOMBERG L.P.'S "MUNICIPAL INTER-MARKET YIELD HISTORY."

 . . . C O N T I N U E D
========================--------------------------------------------------------

         inflation and expect swift Fed action if the economy shows signs of overheating.

         Overall, municipal credit quality remained stable as state and local governments continued to exercise fiscal constraint and to see a steady increase in tax revenues.

WHAT STRATEGIES DID YOU EMPLOY?

         We maintained a barbell structure, using shorter-term bonds to reduce share price volatility while purchasing longer-term issues to enhance the Fund's dividend yield. To lock in higher yields, we methodically extended the Fund's weighted average maturity from 8.7 years on March 31 to 9.2 years on September 30.

         Your portfolio, which includes more than 400 issuers, is well-diversified both geographically and by economic sector. USAA's team of seasoned municipal analysts continues to monitor all of the issues we purchase.

         Because we want to make your Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax for individuals.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

         A slower housing market and weakness in the Philadelphia Fed's index of manufacturing activity have raised concern that the economic slowdown may be broadening. However, the recent decline in mortgage rates and gas prices may have improved consumer confidence and offset the negative news in real estate. We believe that the American consumer is likely to keep spending - though perhaps at a slightly slower pace. The bond market is currently positioned for a "soft landing," but long-term yields will decline if the economy shows significant weakness. We intend to use any short-term increases in interest rates to improve the tax-exempt dividend distribution yield of your Fund.

         We appreciate your trust and will continue to work hard on your behalf.

6

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

--------------------------------------------------------------------------------
                         OVERALL MORNINGSTAR RATING(TM)
           out of 234 municipal national intermediate-term bond funds for the period ending September 30, 2006:

                                 OVERALL RATING
                                  *  *  *  *  *

           3-YEAR                    5-YEAR                   10-YEAR
         * * * * *                 * * * * *                 * * * * *
      out of 234 funds          out of 187 funds          out of 120 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

             [LOGO OF LIPPER LEADER]        [LOGO OF LIPPER LEADER]
                  TOTAL RETURN                 CONSISTENT RETURN

The Fund is listed as a Lipper Leader for Total Return and Consistent Return among 133 and 129 funds, respectively, within the Lipper Intermediate Municipal Debt Funds category for the overall period ending September 30, 2006. The Fund received a Lipper Leader rating for Total Return among 133, 106, and 69 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2006. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 128, 102, AND 53 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
                 (Ticker Symbol: USATX)

OBJECTIVE
--------------------------------------------------------------------------------

         Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests  primarily  in  investment-grade   tax-exempt  securities.  The
         dollar-weighted average portfolio maturity for the Fund is between three and 10 years.

-----------------------------------------------------------------------------------------
                                                          9/30/06             3/31/06
-----------------------------------------------------------------------------------------
Net Assets                                           $2,764.7 Million    $2,782.6 Million
Net Asset Value Per Share                                 $13.22              $13.07
Tax-Exempt Dividends Per Share Last 12 Months             $0.550              $0.550
Capital Gain Distributions Per Share Last 12 Months       $0.022              $0.022

-----------------------------------------------------------------------------------------
                                                         9/30/06            3/31/06
-----------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity              9.2 Years          8.7 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/06
--------------------------------------------------------------------------------

3/31/06 TO 9/30/06**                                        30-DAY SEC YIELD
       3.30%                                                     3.61%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

**TOTAL  RETURNS FOR  PERIODS OF  LESS THAN  ONE YEAR  ARE NOT  ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2006

-----------------------------------------------------------------------------------------
                   TOTAL RETURN       =       DIVIDEND RETURN       +       PRICE CHANGE
-----------------------------------------------------------------------------------------
10 YEARS               5.42%          =            5.06%            +           0.36%
5 YEARS                4.69%          =            4.59%            +           0.10%
1 YEAR                 4.37%          =            4.28%            +           0.09%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2006

             [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

-------------------------------------------------------------------------------
             TOTAL RETURN         DIVIDEND RETURN        CHANGE IN SHARE PRICE
-------------------------------------------------------------------------------
9/30/1997        9.07%                 5.86%                    3.21%
9/30/1998        8.55%                 5.60%                    2.95%
9/30/1999       (1.24)%                5.01%                   (6.25)%
9/30/2000        5.14%                 5.61%                   (0.47)%
9/30/2001        9.67%                 5.57%                    4.10%
9/30/2002        7.13%                 5.16%                    1.97%
9/30/2003        3.93%                 4.82%                   (0.89)%
9/30/2004        4.73%                 4.51%                    0.22%
9/30/2005        3.33%                 4.22%                   (0.89)%
9/30/2006        4.37%                 4.28%                    0.09%
-------------------------------------------------------------------------------

                                   [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Tax Exempt Intermediate-Term Fund's Dividend Return on Page 9,

and assuming marginal federal tax rates of:  25.00%      28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                      DIVIDEND
 PERIOD                RETURN
--------              --------
10 Years                5.06%                 6.75%       7.03%       7.55%       7.78%
5 Years                 4.59%                 6.12%       6.38%       6.85%       7.06%
1 Year                  4.28%                 5.71%       5.94%       6.39%       6.58%

To match the USAA Tax Exempt Intermediate-Term Fund's closing 30-day SEC Yield of 3.61%,

A FULLY TAXABLE INVESTMENT MUST PAY:          4.81%       5.01%       5.39%       5.55%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LEHMAN BROTHERS           USAA TAX EXEMPT           LIPPER INTERMEDIATE
                MUNICIPAL BOND           INTERMEDIATE-TERM            MUNICIPAL DEBT
                    INDEX                       FUND                    FUNDS INDEX
                --------------           -----------------          --------------------
09/30/96          $10,000.00                $10,000.00                  $10,000.00
10/31/96           10,113.01                 10,109.19                   10,097.82
11/30/96           10,298.26                 10,264.44                   10,247.72
12/31/96           10,254.77                 10,242.33                   10,220.50
01/31/97           10,274.18                 10,266.64                   10,245.99
02/28/97           10,368.52                 10,370.20                   10,323.30
03/31/97           10,230.20                 10,266.13                   10,217.98
04/30/97           10,315.95                 10,346.56                   10,270.99
05/31/97           10,471.22                 10,474.30                   10,392.13
06/30/97           10,582.76                 10,580.99                   10,488.25
07/31/97           10,875.86                 10,849.65                   10,715.69
08/31/97           10,773.90                 10,772.61                   10,632.85
09/30/97           10,901.65                 10,906.84                   10,745.37
10/31/97           10,971.92                 10,972.41                   10,796.48
11/30/97           11,036.53                 11,043.32                   10,838.58
12/31/97           11,197.46                 11,204.48                   10,976.98
01/31/98           11,312.93                 11,302.88                   11,069.65
02/28/98           11,316.37                 11,335.05                   11,075.14
03/31/98           11,326.44                 11,353.18                   11,082.16
04/30/98           11,275.34                 11,301.65                   11,030.90
05/31/98           11,453.70                 11,459.67                   11,178.86
06/30/98           11,498.91                 11,513.46                   11,217.01
07/31/98           11,527.65                 11,538.49                   11,242.80
08/31/98           11,705.77                 11,701.75                   11,404.86
09/30/98           11,851.71                 11,839.04                   11,528.36
10/31/98           11,851.46                 11,827.18                   11,532.13
11/30/98           11,892.98                 11,861.94                   11,557.01
12/31/98           11,922.96                 11,912.83                   11,593.80
01/31/99           12,064.71                 12,013.69                   11,723.73
02/28/99           12,012.14                 11,966.56                   11,661.30
03/31/99           12,028.60                 11,968.26                   11,658.49
04/30/99           12,058.57                 12,010.79                   11,690.63
05/31/99           11,988.80                 11,941.01                   11,621.44
06/30/99           11,816.33                 11,790.71                   11,463.28
07/31/99           11,859.32                 11,831.94                   11,516.62
08/31/99           11,764.25                 11,712.70                   11,463.29
09/30/99           11,769.16                 11,691.83                   11,470.27
10/31/99           11,641.65                 11,566.92                   11,389.87
11/30/99           11,765.47                 11,678.66                   11,486.46
12/31/99           11,677.77                 11,602.33                   11,434.51
01/31/00           11,626.91                 11,526.16                   11,384.19
02/29/00           11,762.03                 11,663.89                   11,471.84
03/31/00           12,019.02                 11,867.99                   11,636.13
04/30/00           11,948.02                 11,814.93                   11,586.96
05/31/00           11,885.86                 11,769.30                   11,538.89
06/30/00           12,200.82                 12,033.46                   11,776.96
07/31/00           12,370.59                 12,174.69                   11,910.67
08/31/00           12,561.24                 12,326.24                   12,058.66
09/30/00           12,495.89                 12,293.05                   12,023.09
10/31/00           12,632.24                 12,399.30                   12,123.27
11/30/00           12,727.81                 12,474.98                   12,180.93
12/31/00           13,042.29                 12,743.04                   12,426.25
01/31/01           13,171.51                 12,862.25                   12,569.61
02/28/01           13,213.28                 12,928.11                   12,610.37
03/31/01           13,331.70                 13,032.38                   12,706.90
04/30/01           13,187.24                 12,902.11                   12,592.58
05/31/01           13,329.24                 13,039.08                   12,721.86
06/30/01           13,418.42                 13,134.47                   12,800.96
07/31/01           13,617.18                 13,314.32                   12,955.21
08/31/01           13,841.49                 13,491.42                   13,150.97
09/30/01           13,795.05                 13,482.36                   13,133.13
10/31/01           13,959.42                 13,603.27                   13,258.98
11/30/01           13,841.73                 13,519.14                   13,121.07
12/31/01           13,710.79                 13,450.25                   13,022.43
01/31/02           13,948.61                 13,618.87                   13,211.47
02/28/02           14,116.65                 13,757.96                   13,359.64
03/31/02           13,840.02                 13,542.60                   13,116.65
04/30/02           14,110.51                 13,766.44                   13,371.93
05/31/02           14,196.25                 13,837.74                   13,444.06
06/30/02           14,346.37                 13,944.16                   13,580.97
07/31/02           14,530.88                 14,097.25                   13,738.31
08/31/02           14,705.55                 14,211.42                   13,864.64
09/30/02           15,027.64                 14,447.35                   14,106.24
10/31/02           14,778.52                 14,258.78                   13,892.47
11/30/02           14,717.10                 14,232.08                   13,835.90
12/31/02           15,027.64                 14,484.38                   14,109.68
01/31/03           14,989.56                 14,456.71                   14,058.43
02/28/03           15,199.13                 14,655.57                   14,253.06
03/31/03           15,208.22                 14,665.70                   14,249.15
04/30/03           15,308.70                 14,767.06                   14,340.00
05/31/03           15,667.15                 15,047.28                   14,631.59
06/30/03           15,600.57                 14,958.74                   14,563.01
07/31/03           15,054.67                 14,549.00                   14,123.14
08/31/03           15,166.94                 14,667.84                   14,228.28
09/30/03           15,612.86                 15,014.55                   14,592.74
10/31/03           15,534.24                 14,963.21                   14,522.67
11/30/03           15,696.14                 15,106.72                   14,638.71
12/31/03           15,826.11                 15,234.00                   14,725.08
01/31/04           15,916.77                 15,291.19                   14,780.47
02/29/04           16,156.31                 15,528.15                   14,988.13
03/31/04           16,100.04                 15,445.38                   14,895.74
04/30/04           15,718.75                 15,160.35                   14,584.81
05/31/04           15,661.75                 15,131.53                   14,566.19
06/30/04           15,718.75                 15,210.25                   14,602.23
07/31/04           15,925.61                 15,371.74                   14,748.40
08/31/04           16,244.75                 15,646.82                   14,991.67
09/30/04           16,330.99                 15,725.48                   15,038.52
10/31/04           16,471.52                 15,839.69                   15,119.74
11/30/04           16,335.65                 15,694.48                   14,998.06
12/31/04           16,535.15                 15,884.68                   15,144.73
01/31/05           16,689.68                 16,020.36                   15,210.35
02/28/05           16,634.16                 15,969.27                   15,145.22
03/31/05           16,529.25                 15,833.02                   15,033.30
04/30/05           16,789.92                 16,083.04                   15,230.69
05/31/05           16,908.58                 16,197.32                   15,317.47
06/30/05           17,013.49                 16,277.55                   15,393.04
07/31/05           16,936.59                 16,187.23                   15,310.97
08/31/05           17,107.58                 16,352.48                   15,442.15
09/30/05           16,992.36                 16,252.87                   15,362.87
10/31/05           16,889.17                 16,157.83                   15,282.80
11/30/05           16,970.25                 16,238.62                   15,344.01
12/31/05           17,116.18                 16,375.67                   15,449.54
01/31/06           17,162.37                 16,416.04                   15,489.36
02/28/06           17,277.60                 16,535.85                   15,556.39
03/31/06           17,158.44                 16,421.74                   15,464.85
04/30/06           17,152.54                 16,387.76                   15,459.73
05/31/06           17,228.95                 16,470.78                   15,532.46
06/30/06           17,164.09                 16,406.14                   15,471.56
07/31/06           17,368.25                 16,600.23                   15,632.60
08/31/06           17,625.97                 16,837.09                   15,835.91
09/30/06           17,748.57                 16,961.76                   15,929.54

                                        [END CHART]

          DATA FROM 9/30/96 THROUGH 9/30/06.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

The graph on page 11 illustrates the comparison of a $10,000 investment in the USAA Tax Exempt Intermediate-Term Fund to the following benchmarks:

      o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

      o The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 12-MONTH DIVIDEND YIELD COMPARISON

            [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                  USAA TAX EXEMPT           LIPPER INTERMEDIATE
              INTERMEDIATE-TERM FUND    MUNICIPAL DEBT FUNDS AVERAGE
              ----------------------    ----------------------------
9/30/1997              5.44%                       4.48%
9/30/1998              5.22                        4.23
9/30/1999              5.43                        4.34
9/30/2000              5.45                        4.41
9/30/2001              5.16                        4.10
9/30/2002              4.83                        3.66
9/30/2003              4.74                        3.36
9/30/2004              4.38                        3.30
9/30/2005              4.21                        3.33
9/30/2006              4.16                        3.40

                             [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/97 TO 9/30/06.

         THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL INTERMEDIATE-TERM MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                    TOP 10 INDUSTRIES
                    (% of Net Assets)
------------------------------------------------------

General Obligation                               15.1%
Escrowed Bonds                                   13.6%
Special Assessment/Tax/Fee                       12.4%
Hospital                                          9.8%
Appropriated Debt                                 6.3%
Electric/Gas Utilities                            5.2%
Multifamily Housing                               4.2%
Electric Utilities                                4.0%
Education                                         3.5%
Multi-Utilities                                   3.3%

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-43.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                    PORTFOLIO RATINGS MIX
                           9/30/06

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                       51%
AA                                                        16%
A                                                         13%
BBB                                                       18%
Below Investment-Grade                                     1%
Securities with Short-Term Investment-Grade Ratings        1%

                         [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Tax Exempt Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposal 2 are for the USAA Intermediate-Term Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Trustees.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
       TRUSTEES                           FOR                    VOTES WITHHELD
--------------------------------------------------------------------------------
Richard A. Zucker                    2,163,420,153                 53,327,179
Barbara B. Dreeben                   2,160,043,095                 56,704,237
Robert L. Mason, Ph.D.               2,165,149,985                 51,597,347
Michael F. Reimherr                  2,165,100,631                 51,646,701
Christopher W. Claus                 2,165,230,174                 51,517,158

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
    FOR               AGAINST              ABSTAIN             BROKER NON-VOTE*
--------------------------------------------------------------------------------
115,972,578          2,229,088            2,510,861               7,132,091

        *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

SEPTEMBER 30, 2006 (UNAUDITED)

                       following: Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, Texas GO, or Texas Permanent School Fund.
             (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., AXA Reinsurance Group, CIFG Assurance, N.A., College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             COP       Certificate of Participation
             CP        Commercial Paper
             EDA       Economic Development Authority
             EDC       Economic Development Corp.
             ETM       Escrowed to final maturity
             GAN       Grant Anticipation Note
             GO        General Obligation
             IDA       Industrial Development Authority/Agency
             IDB       Industrial Development Board
             IDC       Industrial Development Corp.
             IDRB      Industrial Development Revenue Bond
             ISD       Independent School District
             MFH       Multifamily Housing
             PCRB      Pollution Control Revenue Bond
             PRE       Prerefunded to a date prior to maturity
             RB        Revenue Bond
             SAVRS     Select Auction Variable Rate Securities
             USD       Unified School District

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (91.1%)

             ALABAMA (1.1%)
             Montgomery BMC Special Care Facilities
                Financing Auth. RB,
  $ 2,155       Series 1998B (INS)(ETM)                                  4.88%        11/15/2018         $    2,224
      345       Series 1998B (INS)                                       4.88         11/15/2018                354
   14,745       Series 2004B, 5.00%, 11/15/2007 (INS)(PRE)               4.67(a)      11/15/2021             14,949
    5,000    Prattville IDB PCRB, Series 1998                            5.15          9/01/2013              5,236
    5,000    Private Colleges and Universities Facilities
                Auth. RB, Series 2006 (INS)                              4.75          9/01/2026              5,147
    2,000    Univ. of Alabama at Birmingham Hospital RB,
                Series 2000A (INS)(PRE)                                  5.75          9/01/2020              2,179
                                                                                                         ----------
                                                                                                             30,089
                                                                                                         ----------
             ALASKA (2.3%)
    7,650    Four Dam Pool Power Agency Electric RB,
                Series 2004A (LOC - Dexia Credit Local)                  5.00          7/01/2021              7,951
    2,175    Housing Finance Corp. Mortgage RB,
                Series 1997A-1                                           5.50         12/01/2017              2,233
    3,750    North Slope Borough GO, Series 2003A (INS)                  4.36(b)       6/30/2011              3,134
   40,000    Northern Tobacco Securitization Corp. RB,
                Series 2006A                                             4.63          6/01/2023             40,031
             State Sport Fishing RB,
    2,000       Series 2006 (INS)                                        4.75          4/01/2021              2,046
    2,520       Series 2006 (INS)                                        4.75          4/01/2022              2,572
    2,000       Series 2006 (INS)                                        4.75          4/01/2023              2,037
    4,110       Series 2006 (INS)                                        4.75          4/01/2024              4,179
                                                                                                         ----------
                                                                                                             64,183
                                                                                                         ----------
             ARIZONA (1.9%)
             Health Facilities Auth. RB,
    1,170       Series 2004A                                             4.50          4/01/2016              1,190
      425       Series 2004A                                             5.00          4/01/2017                444
    1,150       Series 2004A                                             4.75          4/01/2025              1,162
    2,500    Maricopa County Phoenix Union High School
                District No. 210 GO, Series 2005B (INS)                  4.50          7/01/2024              2,546
             Maricopa County RB,
    3,230       Series 1997 (PRE)                                        6.13          4/01/2018              3,335
    1,270       Series 1997                                              6.13          4/01/2018              1,306
             Phoenix Civic Improvement Corp. RB,
    3,270       Series 2005B, 5.50%, 7/01/2013 (INS)                     4.50(a)       7/01/2024              2,750
    2,115       Series 2005B, 5.50%, 7/01/2013 (INS)                     4.54(a)       7/01/2025              1,783

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Pinal County IDA RB,
  $ 2,000       Series 2006A (INS)                                       5.25%        10/01/2020         $    2,127
    1,250       Series 2006A (INS)                                       5.25         10/01/2022              1,325
    2,000       Series 2006A (INS)                                       4.50         10/01/2025              1,969
   11,210    School Facilities Board RB, Series 2002 (PRE)               5.25          7/01/2017             12,172
   10,700    State Transportation Board Highway RB,
                Series 2004B                                             5.00          7/01/2020             11,455
    2,535    State Univ. COP, Series 2005-A (INS)                        5.00          9/01/2024              2,688
    7,180    University Medical Center Corp. RB,
                Series 2005                                              5.00          7/01/2022              7,445
                                                                                                         ----------
                                                                                                             53,697
                                                                                                         ----------
             ARKANSAS (0.5%)
    6,230    Independence County PCRB, Series 2005                       5.00          1/01/2021              6,378
    3,500    Jefferson County PCRB, Series 2006                          4.60         10/01/2017              3,550
    2,420    Little Rock Capital Improvement RB,
                Series 1998A                                             5.70          1/01/2018              2,496
                                                                                                         ----------
                                                                                                             12,424
                                                                                                         ----------
             CALIFORNIA (10.0%)
    2,000    Coronado Community Development Agency
                Tax Allocation Bonds, Series 2005 (INS)                  5.00          9/01/2024              2,123
             Foothill/Eastern Transportation Corridor
                Agency RB,
   10,000       Series 1995A (ETM)                                       7.05          1/01/2010             11,104
   15,000       Series 1995A (PRE)                                       7.10          1/01/2011             16,947
    9,085       Series 1995A (PRE)                                       7.15          1/01/2013             10,278
    6,745    Kern County Board of Education COP,
                Series 2006A (INS)                                       5.00          6/01/2026              7,156
   20,000    Los Angeles Department of Water and Power
                RB, Series 2005A, Subseries A-2 (INS)                    4.75          7/01/2025             20,761
    6,000    Los Angeles USD GO, Series 2003A (INS)                      5.25          7/01/2019              6,549
             Modesto Irrigation District COP,
    3,320       Series 1999A (INS)                                       5.64(b)       7/01/2017              2,007
    3,325       Series 1999A (INS)                                       5.69(b)       7/01/2018              1,896
    4,000    Oakland Redevelopment Agency Subordinated
                Tax Allocation Bonds, Series 2005 (INS)                  5.00          9/01/2022              4,277
    5,000    Public Works Board RB, Series 2003C                         5.50          6/01/2019              5,510
    1,430    Sacramento City Financing Auth. Tax Allocation
                Bonds, Series 2005A (INS)                                5.00         12/01/2024              1,520
   15,265    Sacramento Municipal Utility District Financing
                Auth. RB, Series 2006 (INS)                              4.75          7/01/2024             15,850

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Salinas Union High School District GO,
  $ 4,720       Series 2002C (INS)                                       4.37%(b)      6/01/2016         $    3,209
    2,000       Series 2006A (INS)                                       4.37(b)      10/01/2016              1,341
    3,525    San Bernardino County Redevelopment
                Agency Tax Allocation Bonds,
                Series 2005A (INS)                                       5.00          9/01/2025              3,684
             San Joaquin Hills Transportation Corridor
                Agency Senior Lien RB,
    5,000       Series 1993 (ETM)                                        7.40          1/01/2007              5,051
   16,795       Series 1993 (ETM)                                        7.45          1/01/2008             17,624
    4,625    San Jose MFH RB, Series 1992A                               4.95          4/01/2012              4,730
    3,000    San Jose USD COP, Series 2006 (INS)                         4.50          6/01/2024              3,048
             Santa Clara County Financing Auth. RB,
    7,065       Series 2006I (INS)                                       4.75          5/15/2023              7,378
    7,400       Series 2006I (INS)                                       4.75          5/15/2024              7,704
    7,750       Series 2006I (INS)                                       4.75          5/15/2025              8,032
    3,500    Santa Rosa Rancheria Tachi Yokut Tribe RB,
                Series 2006(c)                                           5.00          3/01/2020              3,525
    2,175    Semitropic Improvement District Water Banking
                RB, Series 2004A (INS)                                   5.25         12/01/2018              2,381
             Solano Community College Dist. GO,
    2,500       Series 2006B (INS)                                       4.85(b)       8/01/2023              1,133
    4,735       Series 2006B (INS)                                       4.88(b)       8/01/2024              2,035
             South Orange County Public Financing Auth. RB,
    4,035       Series 2005A (INS)                                       5.00          8/15/2022              4,332
    4,920       Series 2005A (INS)                                       5.00          8/15/2025              5,237
    3,000    State Department Water Resources Water
                System RB, Series X (INS)                                5.50         12/01/2016              3,448
   20,000    State GO                                                    5.00         12/01/2015             21,594
   15,000    State GO                                                    5.00          3/01/2021             15,947
   10,000    State GO                                                    5.00          5/01/2025             10,553
    1,245    State Systemwide Univ. RB, Series 2002A (INS)               5.50         11/01/2015              1,378
             Statewide Communities Development Auth. RB,
    3,120       Series 2006                                              5.00          5/15/2021              3,292
    3,275       Series 2006                                              5.00          5/15/2022              3,455
    3,440       Series 2006                                              5.00          5/15/2023              3,621
    3,610       Series 2006                                              5.00          5/15/2024              3,788
    3,795       Series 2006                                              5.00          5/15/2025              3,961
   19,500    Tobacco Securitization Auth. RB, Series 2006A1              4.75          6/01/2025             19,850
                                                                                                         ----------
                                                                                                            277,309
                                                                                                         ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             COLORADO (1.7%)
             Adams County PCRB,
  $ 5,000       Series 1999 (INS)                                        5.10%         1/01/2019         $    5,237
    8,500       Series 2005A (INS)                                       4.38          9/01/2017              8,738
             Arapahoe County School District No. 6 GO,
    2,000       Series 2002 (INS)                                        5.25         12/01/2018              2,161
    2,585       Series 2002 (INS)                                        5.25         12/01/2019              2,793
    2,000       Series 2002 (INS)                                        5.25         12/01/2020              2,161
    2,000       Series 2002 (INS)                                        5.25         12/01/2021              2,161
             Denver Health and Hospital Auth. Healthcare RB,
    1,000       Series 1998A                                             5.20         12/01/2012              1,027
      635       Series 1998A                                             5.25         12/01/2013                652
    2,200       Series 1998A                                             5.38         12/01/2018              2,264
    2,400       Series 2001A                                             6.25         12/01/2016              2,615
    1,000    Douglas County School District No. RE1 GO,
                Series 2004 (INS)                                        5.75         12/15/2016              1,139
    1,000    Health Facilities Auth. RB, Series 2005                     5.25          6/01/2023              1,060
    2,250    Jefferson County School District No. R-1 GO,
                Series 2004 (INS)                                        5.00         12/15/2024              2,394
    2,140    Pueblo School District No. 60 GO,
                Series 2002 (INS)                                        5.25         12/15/2020              2,313
    9,045    State COP, Series 2005B (INS)                               5.00         11/01/2023              9,647
                                                                                                         ----------
                                                                                                             46,362
                                                                                                         ----------
             CONNECTICUT (1.2%)
             Mashantucket (Western) Pequot Tribe RB,
    4,960       Series 1996A (PRE)(c)                                    6.40          9/01/2011              5,139
    1,000       Series 1997B(c)                                          5.60          9/01/2009              1,033
    4,400       Series 1997B(c)                                          5.70          9/01/2012              4,536
   16,500       Series 1997B(c)                                          5.75          9/01/2018             16,993
    4,000    State Health and Educational Facilities Auth. RB,
                Series 2005C (INS)                                       5.00          7/01/2025              4,204
                                                                                                         ----------
                                                                                                             31,905
                                                                                                         ----------
             DELAWARE (0.4%)
             Health Facilities Auth. RB,
    1,495       Series 2002A (INS)                                       4.80          5/01/2017              1,544
    1,830       Series 2002A (INS)                                       4.90          5/01/2018              1,895
    1,000       Series 2002A (INS)                                       5.00          5/01/2019              1,040
    1,515       Series 2002A (INS)                                       5.05          5/01/2020              1,577

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Municipal Electric Corp. RB,
  $ 1,010       Series 2001 (INS)                                        5.25%         7/01/2013         $    1,080
    1,460       Series 2001 (INS)                                        5.25          7/01/2017              1,554
    1,580       Series 2001 (INS)                                        5.25          7/01/2018              1,681
                                                                                                         ----------
                                                                                                             10,371
                                                                                                         ----------
             DISTRICT OF COLUMBIA (1.9%)
   30,000    Convention Center Auth. RB, Series 1998 (INS)(d)            5.00         10/01/2018             30,970
    7,000    COP, Series 2006 (INS)                                      5.00          1/01/2025              7,417
    2,405    Metropolitan Airport Auth. RB, Series B (INS)               5.25         10/01/2016              2,602
             RB,
    4,560       Series 1999 (INS)(PRE)                                   6.20          7/01/2019              4,949
    6,000       Series 1999A (INS)                                       5.00          1/01/2019              6,266
                                                                                                         ----------
                                                                                                             52,204
                                                                                                         ----------
             FLORIDA (4.8%)
             Brevard County COP,
    9,225       Series 2006A (INS)                                       5.00          7/01/2023              9,862
    9,685       Series 2006A (INS)                                       5.00          7/01/2024             10,331
    5,165       Series 2006A (INS)                                       5.00          7/01/2025              5,501
             Broward County COP,
    4,420       Series 2005A (INS)                                       5.00          7/01/2024              4,691
    3,710       Series 2005A (INS)                                       5.00          7/01/2025              3,932
    6,500       Series 2006A (INS)                                       5.00          7/01/2023              6,953
    4,000       Series 2006A (INS)                                       5.00          7/01/2024              4,268
             Dade County RB,
    7,905       Series 1996B (INS)                                       6.00(b)      10/01/2011              6,351
    8,610       Series 1996B (INS)                                       6.10(b)      10/01/2012              6,495
    8,760       Series 1996B (INS)(PRE)                                  6.20(b)      10/01/2013              6,255
    7,500    Escambia County Health Facilities RB,
                Series 2003A (Ascension Health Credit)                   5.25         11/15/2014              8,229
    3,270    Flagler County School Board COP,
                Series 2005A (INS)                                       5.00          8/01/2025              3,458
    4,250    Indian River County School Board COP,
                Series 2005 (INS)                                        5.00          7/01/2024              4,511
    5,000    JEA St. Johns River Power Park Systems RB,
                Issue 2, Series 21 (INS)                                 5.00         10/01/2020              5,367
    2,910    Miami Beach Health Facilities Auth.
                Hospital RB, Series 2001A                                6.13         11/15/2011              3,142
             Miami Dade County COP,
    8,375       Series 2006B (INS)                                       4.75         11/01/2023              8,705
    9,830       Series 2006B (INS)                                       4.75         11/01/2024             10,193

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Miami Dade County RB,
  $ 2,345       Series 2005A, 5.00%, 10/01/2013 (INS)                    4.54%(a)     10/01/2024         $    1,757
    3,670       Series 2005A, 5.00%, 10/01/2013 (INS)                    4.57(a)      10/01/2025              2,741
             Miami Dade County Stormwater Utility RB,
    1,670       Series 2004 (INS)                                        5.00          4/01/2022              1,787
    2,805       Series 2004 (INS)                                        5.00          4/01/2023              2,996
    7,450    Palm Beach County Health Facilities Auth. RB,
                Series 2002 (INS)                                        5.00         12/01/2021              7,835
             Palm Beach County Public Improvement RB,
    3,000       Series 2005A (INS)                                       5.00          6/01/2024              3,190
    2,500       Series 2005A (INS)                                       5.00          6/01/2025              2,654
             Palm Beach County School Board COP,
    1,500       Series 2002D (INS)                                       5.25          8/01/2018              1,612
    1,000       Series 2005A (INS)                                       5.00          8/01/2022              1,066
                                                                                                         ----------
                                                                                                            133,882
                                                                                                         ----------
             GEORGIA (0.4%)
    5,000    Coweta County Development Auth. PCRB,
                Second Series 2001 (INS)                                 4.35          9/01/2018              5,036
    5,000    Savannah Hospital Auth. Candler Health
                Systems RB, Series 1998B (INS)                           5.00          7/01/2018              5,158
                                                                                                         ----------
                                                                                                             10,194
                                                                                                         ----------
             HAWAII (0.2%)
    5,000    Housing Finance and Development Corp. RB,
                Series 1997B                                             5.45          7/01/2017              5,177
                                                                                                         ----------
             IDAHO (0.1%)
    1,000    Health Facilities Auth. RB, Series 1998 (PRE)               5.25          5/01/2014              1,023
    1,000    Univ. of Idaho RB, Series 2003 (INS)                        4.75          4/01/2022              1,039
                                                                                                         ----------
                                                                                                              2,062
                                                                                                         ----------
             ILLINOIS (6.4%)
             Bedford Park Village RB,
    1,000       Series 2005A                                             4.60         12/01/2017              1,000
    3,240       Series 2005A                                             4.80         12/01/2020              3,241
             Channahon Tax Increment RB,
    1,390       Series 2000                                              6.25          1/01/2010              1,453
    6,040       Series 2000                                              6.88          1/01/2020              6,535
   29,925    Chicago School Board GO, Series 1999A (INS)                 4.82(b)      12/01/2013             22,753
    5,000    Chicago Special Assessment Improvement
                Bonds, Series 2002 (Lakeshore East Project)              6.63         12/01/2022              5,426

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 2,000    Chicago Water Senior Lien RB,
                Series 2001 (PRE)                                        5.00%        11/01/2019         $    2,133
             Chicago-O'Hare International Airport RB,
    2,170       Series 2001B (INS)                                       5.50          1/01/2014              2,336
    7,000       Series 2005A (INS)                                       5.00          1/01/2021              7,478
   10,000       Series 2005A (INS)                                       5.00          1/01/2022             10,659
    7,460    Cook County Forest Preserve District GO,
                Series 1996 (INS)(PRE)                                   5.80         11/01/2016              7,549
             Finance Auth. RB,
   10,500       Series 2004 (INS)                                        5.00         11/15/2023             11,032
    2,000       Series 2006                                              5.00          8/15/2017              1,992
    2,000       Series 2006A                                             5.00          4/01/2023              2,085
    4,165       Series 2006A                                             5.00          4/01/2025              4,333
             Health Facilities Auth. RB,
    5,000       Series 1996A (Riverside Medical Center)                  6.00         11/15/2015              5,110
    1,000       Series 1998 (Centegra Health System)                     5.25          9/01/2013              1,030
    2,000       Series 1998 (Centegra Health System)                     5.25          9/01/2014              2,057
    2,500       Series 1998 (Centegra Health System)                     5.25          9/01/2018              2,564
   10,000       Series 1998A (Hospital Sisters
                Services, Inc.)(INS)                                     5.00          6/01/2018             10,261
    4,250       Series 2000 (Riverside Medical Center) (PRE)             6.80         11/15/2020              4,801
    3,000       Series 2001A (Edward Hospital) (INS)                     5.00          2/15/2020              3,133
    8,050    Lake County Community Unit School District GO,
                Series 1999B (INS)                                       5.13(b)      12/01/2016              5,328
             Metropolitan Pier and Exposition Auth. RB,
    2,500       Series 2002B, 5.20%, 6/15/2012 (INS)                     5.20(a)       6/15/2017              2,055
    2,500       Series 2002B, 5.30%, 6/15/2012 (INS)                     5.30(a)       6/15/2018              2,073
    4,000       Series 2002B, 5.40%, 6/15/2012 (INS)                     5.40(a)       6/15/2019              3,317
    2,000    Northeastern Illinois Univ. COP, Series 2006                4.75         10/01/2025              2,039
    4,735    Northern Illinios Univ. Auxiliary Facilities
                System RB, Series 2001 (INS)                             4.88          4/01/2018              4,923
    6,500    Springfield Electric RB, Series 2006 (INS)                  5.00          3/01/2026              6,924
             Univ. of Illinois COP,
    5,820       Series 1999 (INS)(PRE)                                   5.25          8/15/2015              6,145
    4,000       Series 1999 (INS)(PRE)                                   5.25          8/15/2016              4,223
    7,815       Series 2001A (INS)(PRE)                                  5.00          8/15/2020              8,318
    5,000    Volo Village Special Service Area No. 4, Special
                Tax Bonds, Series 2006-2                                 5.00          3/01/2016              5,015
   14,070    Will County Forest Preserve District GO,
                Series 1999B (INS)                                       5.40(b)      12/01/2017              8,882
                                                                                                         ----------
                                                                                                            178,203
                                                                                                         ----------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             INDIANA (2.8%)
  $ 7,465    Bond Bank State Revolving Fund RB,
                Series 2000A (PRE)                                       5.50%         8/01/2016         $    8,032
    6,725    Health and Educational Facilities Financing
                Auth. RB, Series 2006B                                   5.00          2/15/2022              7,003
             Health Facility Financing Auth. RB,
    1,400       Series 1998 (Floyd Memorial Hospital)                    5.25          2/15/2018              1,438
    5,000       Series 1999A (Sisters St. Francis) (INS)(PRE)            5.15         11/01/2019              5,239
    6,000    Indianapolis Economic Development RB,
                Series 1996                                              6.05          1/15/2010              6,309
             Municipal Power Agency Power Supply
                Systems RB,
    4,950       Series 2002B (INS)                                       5.25          1/01/2017              5,333
    2,100       Series 2002B (INS)                                       5.25          1/01/2018              2,261
    1,150    St. Joseph County Economic Development RB,
                Series 1997                                              5.45          2/15/2017              1,172
    7,260    St. Joseph County Hospital Auth. RB,
                Series 1999                                              5.75          2/15/2019              7,563
   20,000    State Finance Auth. PCRB, Series 2006B (INS)                4.55         12/01/2024             20,124
   11,000    Univ. of Southern Indiana RB,
                Series 2001A (INS)(d)                                    5.00         10/01/2018             11,594
    1,500    Vanderburgh County Redevelopment District RB,
                Series 2006                                              5.00          2/01/2026              1,556
                                                                                                         ----------
                                                                                                             77,624
                                                                                                         ----------
             IOWA (0.5%)
    5,500    Finance Auth. RB, Series 1998A (INS)(PRE)                   5.25          7/01/2015              5,761
    7,950    Marion County Commercial Development RB,
                Series 1999 (INS)                                        5.95          1/01/2014              8,146
                                                                                                         ----------
                                                                                                             13,907
                                                                                                         ----------
             KANSAS (0.4%)
             Wyandotte County Special Obligation RB,
    2,000       2nd Lien Series 2005                                     4.75         12/01/2016              2,065
    9,000       2nd Lien Series 2005                                     5.00         12/01/2020              9,386
                                                                                                         ----------
                                                                                                             11,451
                                                                                                         ----------
             LOUISIANA (3.1%)
             Local Government Environmental Facilities and
                Community Development Auth. RB,
    2,150       Series 2002 (INS)                                        5.25         12/01/2015              2,324
    2,260       Series 2002 (INS)                                        5.25         12/01/2016              2,437
    2,355       Series 2002 (INS)                                        5.25         12/01/2017              2,535

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 7,000    New Orleans GO, Series 2002 (INS)                           5.13%         9/01/2021         $    7,369
             Office Facilities Corp. RB,
    6,825       Series 2001 (INS)                                        5.38          5/01/2018              7,306
    2,000       Series 2003 (INS)                                        5.25         11/01/2018              2,154
    5,175    Offshore Terminal Auth. RB, Series 1998                     5.20         10/01/2018              5,279
             Orleans Levee District RB,
    5,145       Series 1986 (INS)                                        5.95         11/01/2014              5,282
    5,340       Series 1986 (INS)                                        5.95         11/01/2015              5,508
    7,015       Series A (INS)                                           5.95         11/01/2010              7,202
    9,000    Plaquemines Port, Harbor, and Terminal District
                RB, Series 1985C                                         5.00          9/01/2007              9,005
             Public Facilities Auth. RB,
      340       Series 1997B                                             5.63          8/01/2017                350
    2,000       Series 2006                                              5.00          7/01/2021              2,101
    4,450    St. Martin Parish IDRB, Series 2004                         4.35         10/01/2012              4,439
    3,955    St. Tammany Parish Hospital Service
                District No. 1 RB, Series 1998 (INS)                     5.00          7/01/2018              4,004
             Transportation Auth. RB,
    9,000       Series 2005A (INS)                                       4.38         12/01/2023              9,017
    9,000       Series 2005A (INS)                                       4.38         12/01/2024              9,003
                                                                                                         ----------
                                                                                                             85,315
                                                                                                         ----------
             MAINE (0.1%)
    1,870    Housing Auth. RB, Series 2001A                              5.35         11/15/2021              1,940
    1,500    Jay PCRB, Series 2004A                                      4.85          5/01/2019              1,530
                                                                                                         ----------
                                                                                                              3,470
                                                                                                         ----------
             MARYLAND (0.2%)
    4,650    Community Development Administration RB,
                Series 1996A                                             5.88          7/01/2016              4,756
                                                                                                         ----------
             MASSACHUSETTS (2.5%)
             Commonwealth GO,
    4,500       Series 2002B (INS)(PRE)                                  5.50          3/01/2018              4,915
    7,775       Series 2002D (INS)(PRE)                                  5.38          8/01/2021              8,485
    5,000       Series 2003D (PRE)                                       5.25         10/01/2020              5,466
    2,500       Series 2006D                                             5.00          8/01/2022              2,690
    3,420    Commonwealth RB, Series 2005A (INS)                         5.00          6/01/2023              3,646
    5,105    Federal Highway GAN, Series 2000A                           5.75          6/15/2015              5,521
             Port Auth. RB,
    5,000       Series 2005-C (INS)                                      5.00          7/01/2024              5,311
    2,280       Series 2005-C (INS)                                      5.00          7/01/2025              2,420

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 3,215    Springfield GO, Series 2003 (INS)                           5.25%         1/15/2019         $    3,490
             Water Pollution Abatement Trust Pool
                Program Bonds,
   13,950       Series 11                                                4.75          8/01/2023             14,558
    5,935       Series 11                                                4.75          8/01/2024              6,171
    6,460       Series 11                                                4.75          8/01/2025              6,703
                                                                                                         ----------
                                                                                                             69,376
                                                                                                         ----------
             MICHIGAN (2.1%)
    5,785    Detroit Building Auth. RB, Series 1996A
                (LOC - Comerica Bank, N.A.)                              6.15          2/01/2011              5,798
    4,000    Detroit Downtown Development Auth. Bond,
                Series 1998C (INS)                                       5.00          7/01/2018              4,085
   25,000    Dickinson County EDC PCRB, Series 2004A                     4.80         11/01/2018             25,443
    2,390    Higher Education Facilities Auth. RB,
                Series 1998                                              5.35          6/01/2013              2,465
             Hospital Finance Auth. RB,
      150       Series 1996 (Central Michigan Hospital)                  6.10         10/01/2006                150
      160       Series 1996 (Central Michigan Hospital)                  6.20         10/01/2007                163
    2,250       Series 1996 (Central Michigan Hospital)                  6.25         10/01/2016              2,297
    1,500    Kent Hospital Finance Auth. RB,
                Series 2005A (Metropolitan Hospital)                     5.50          7/01/2020              1,614
   18,000    State Building Auth. RB, Series 2006IA (INS)                4.81(b)      10/15/2022              8,588
             State Hospital Finance Auth. RB,
    2,675       Series 2006A                                             5.00         11/15/2019              2,838
    3,400       Series 2006A                                             5.00         11/15/2022              3,585
                                                                                                         ----------
                                                                                                             57,026
                                                                                                         ----------
             MINNESOTA (1.5%)
   18,015    Cohasset PCRB, Series 2004                                  4.95          7/01/2022             18,349
    1,000    Higher Education Facilities Auth. RB,
                Series Six-I                                             5.00          4/01/2023              1,062
       30    Housing Finance Agency RB, Series 1997G                     6.00          1/01/2018                 31
    3,000    Municipal Power Agency Electric RB,
                Series 2005                                              4.38         10/01/2025              2,977
             St. Paul Hospital RB,
    4,000       Series 1997A                                             5.70         11/01/2015              4,128
    1,500       Series 1997B                                             5.85         11/01/2017              1,549
    7,680       Series 2005                                              5.15         11/15/2020              7,907
    5,260    Washington County Hospital Facility RB,
                Series 1998                                              5.38         11/15/2018              5,385
                                                                                                         ----------
                                                                                                             41,388
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             MISSISSIPPI (1.1%)
             Hospital Equipment and Facilities Auth. RB,
  $19,850       Series 2000 (PRE)                                        6.35%        12/01/2015         $   21,035
    1,650       Series 2006                                              5.00         12/01/2016              1,730
    1,500    Lincoln County Hospital RB, Series 1998B (INS)              5.50          4/01/2018              1,558
    5,305    Union County Hospital RB, Series 1997 (ETM)                 5.50          3/01/2009              5,540
                                                                                                         ----------
                                                                                                             29,863
                                                                                                         ----------
             MISSOURI (0.2%)
    2,000    Development Finance Board Infrastructure
                Facilities RB, Series 2005A                              4.75          6/01/2025              2,029
    3,250    Fenton City Tax Increment RB, Series 2006                   4.50          4/01/2021              3,307
    1,500    Health and Educational Facilities Auth. RB,
                Series 1997                                              5.75          2/01/2017              1,560
                                                                                                         ----------
                                                                                                              6,896
                                                                                                         ----------
             MONTANA (0.3%)
    6,500    Forsyth PCRB, Series 2006 (INS)                             4.65          8/01/2023              6,656
    2,450    Health Facilities Auth. RB, Series 1996                     6.38          6/01/2018              2,495
                                                                                                         ----------
                                                                                                              9,151
                                                                                                         ----------
             NEBRASKA (0.6%)
             Investment Finance Auth. Hospital RB,
      620       Series 1997 (INS)                                        5.30         11/15/2012                636
    2,000       Series 1997 (INS)                                        5.45         11/15/2017              2,049
             Platte County Hospital Auth. No. 1 Hospital RB,
      500       Series 2000 (INS)                                        5.50          5/01/2010                529
      500       Series 2000 (INS)                                        5.55          5/01/2011                534
      500       Series 2000 (INS)                                        5.65          5/01/2012                534
      500       Series 2000 (INS)                                        5.75          5/01/2013                535
      500       Series 2000 (INS)                                        5.90          5/01/2015                536
    3,500       Series 2000 (INS)                                        6.05          5/01/2020              3,773
             Public Power District RB,
    2,790       Series 2005A (INS)                                       5.00          1/01/2023              2,971
    1,710       Series 2005A (INS)                                       5.00          1/01/2024              1,818
             Scotts Bluff County Hospital Auth. RB,
    2,940       Series 1998 (PRE)                                        5.13         11/15/2019              3,086
      560       Series 1998                                              5.13         11/15/2019                579
                                                                                                         ----------
                                                                                                             17,580
                                                                                                         ----------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             NEVADA (0.6%)
  $ 5,000    Clark County Airport System Subordinate Lien
                RB, Series 2001B (INS)(PRE)                              5.25%         7/01/2019         $    5,370
    2,865    Clark County Economic Development RB,
                Series 2006                                              5.00          5/15/2020              3,025
    1,000    Clark County Flood Control GO,
                Series 1998 (INS)                                        4.50         11/01/2016              1,019
    6,040    Department of Business and Industry RB,
                Series 2000 (Las Vegas Monorail) (INS)                   5.76(b)       1/01/2017              3,916
    2,000    Reno Hospital RB, Series 1998A (INS)                        5.00          5/15/2018              2,067
                                                                                                         ----------
                                                                                                             15,397
                                                                                                         ----------
             NEW HAMPSHIRE (0.2%)
    5,000    Business Finance Auth. PCRB, Series 1992A                   5.85         12/01/2022              5,206
                                                                                                         ----------
             NEW JERSEY (2.4%)
    6,150    Camden County Improvement Auth. RB,
                Series 1997 (PRE)                                        5.88          2/15/2015              6,324
             EDA RB,
    2,000       Series 1997A                                             5.75         12/01/2016              2,065
   13,500       Series 2004                                              5.50          6/15/2024             14,190
    5,000       Series 2004A (INS)                                       5.00          7/01/2022              5,351
    8,830       Series 2005P                                             5.25          9/01/2023              9,613
             State Transportation Trust Fund Auth. RB,
   10,000       Series 2006A(d)                                          5.50         12/15/2021             11,579
   13,850       Series 2006A                                             5.50         12/15/2022             16,066
                                                                                                         ----------
                                                                                                             65,188
                                                                                                         ----------
             NEW MEXICO (0.5%)
             Jicarilla Apache Nation RB,
    4,890       Series 2002A(c)                                          5.00          9/01/2018              5,073
    3,250       Series 2002A(c)                                          5.50          9/01/2023              3,468
    4,000    Sandoval County Incentive Payment RB,
                Series 2005                                              4.38          6/01/2020              4,051
                                                                                                         ----------
                                                                                                             12,592
                                                                                                         ----------
             NEW YORK (11.4%)
             Dormitory Auth. RB,
   12,560       Series 1998G (Northern General
                Hospital) (ETM)                                          5.30          2/15/2019             13,702
    1,085       Series 1999A (Upstate Community
                Colleges) (PRE)                                          5.00          7/01/2019              1,137

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 1,915       Series 1999A (Upstate Community Colleges)                5.00%         7/01/2019         $    1,979
    3,975       Series 2002                                              5.05          2/01/2022              4,227
    5,000       Series 2003A (PRE)                                       5.38          3/15/2018              5,516
    5,000       Series 2003A (PRE)                                       5.38          3/15/2019              5,516
    2,000       Series 2003A (PRE)                                       5.38          3/15/2022              2,207
    6,000    Dormitory Auth. RB, Bronx-Lebanon Hospital
                Center, Series 1998E                                     5.20          2/15/2015              6,191
             Dormitory Auth. RB, Brookdale Hospital,
    5,000       Series 1998J                                             5.20          2/15/2015              5,160
    4,000       Series 1998J                                             5.20          2/15/2016              4,125
    4,760       Series 1998J                                             5.30          2/15/2017              4,914
             Dormitory Auth. RB, Department of Health,
    3,205       Series 2004                                              5.00          7/01/2018              3,417
    4,960       Series 2004                                              5.00          7/01/2019              5,271
    5,420    Dormitory Auth. RB, Kateri Residence,
                Series 2003 (LOC - Allied Irish Banks plc)               4.40          7/01/2016              5,571
             Dormitory Auth. RB, Mental Health,
    1,430       Series 1997A (PRE)                                       5.75          2/15/2010              1,470
      620       Series 1997A                                             5.75          2/15/2010                637
    1,390       Series 1997A (PRE)                                       5.75          2/15/2011              1,429
      605       Series 1997A                                             5.75          2/15/2011                622
    1,395       Series 1997A (PRE)                                       5.75          2/15/2012              1,434
      600       Series 1997A                                             5.75          2/15/2012                617
       15       Series 1997B (PRE)                                       5.75          2/15/2010                 15
    2,445       Series 1997B                                             5.75          2/15/2010              2,511
       25       Series 1997B (PRE)                                       5.75          2/15/2012                 26
    4,025       Series 1997B                                             5.75          2/15/2012              4,133
       60       Series 1997B (PRE)                                       5.50          8/15/2017                 62
    4,615       Series 1997B                                             5.50          8/15/2017              4,734
    5,500    Dormitory Auth. RB, New York City Univ., 1993
                Series A                                                 5.75          7/01/2013              6,023
    5,000    Dormitory Auth. RB, NYU Hospitals Center,
                Series 2006A(e)                                          5.00          7/01/2020              5,138
    6,000    Dormitory Auth. RB, State Personal Income Tax,
                Series 2005F                                             5.00          3/15/2023              6,398
             Dormitory Auth. RB, Upstate Community
                Colleges,
    1,500       Series 2004B                                             5.25          7/01/2015              1,637
    2,005       Series 2004B                                             5.25          7/01/2016              2,181
    2,000       Series 2004B                                             5.25          7/01/2017              2,174

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             East Rochester Housing Auth. RB,
  $ 4,380       Series 2002 (Jewish Home) (NBGA)                         4.05%         2/15/2012         $    4,469
    2,000       Series 2002 (Jewish Home) (NBGA)                         4.63          2/15/2017              2,090
             Environmental Facilities Corp. State Personal
                Income Tax RB,
    2,500       Series 2004A (INS)                                       5.00         12/15/2023              2,662
    8,070       Series 2006A                                             5.00         12/15/2024              8,612
    5,970       Series 2006A                                             5.00         12/15/2025              6,362
             Housing Finance Agency Service Contract
                Obligation RB,
    1,450       Series 1995A (PRE)                                       6.25          9/15/2010              1,484
      420       Series 1995A                                             6.25          9/15/2010                425
      885       Series 1996A (PRE)                                       6.00          9/15/2016                924
      195       Series A-2003                                            6.00          9/15/2016                199
    3,000    Long Island Power Auth. Electric Systems RB,
                Series 2003B                                             5.25          6/01/2014              3,282
             Metropolitan Transportation Auth. RB,
   16,565       Series 2006A                                             5.00         11/15/2024             17,655
    6,000       Series 2006A (INS)                                       5.00         11/15/2024              6,456
             New York City GO,
    3,300       Series 1997I (PRE)                                       6.00          4/15/2012              3,378
    1,700       Series 1997I                                             6.00          4/15/2012              1,737
      545       Series 2002G (PRE)                                       5.63          8/01/2015                605
    4,455       Series 2002G                                             5.63          8/01/2015              4,884
    2,700       Series 2002G (PRE)                                       5.75          8/01/2016              3,013
    7,300       Series 2002G                                             5.75          8/01/2016              8,059
   26,625       Series 2003C                                             5.50          8/01/2015             29,030
    5,000       Series 2003D                                             5.25         10/15/2019              5,372
    3,500       Series 2006, Subseries I-1                               5.00          4/01/2023              3,719
   10,000       Series 2006, Subseries I-1                               5.00          4/01/2024             10,601
   10,000       Series 2006J, Subseries J-1                              5.00          6/01/2023             10,634
             New York City IDA Civic Facility RB,
    2,175       Series 2004A-1 (INS)                                     4.15          7/01/2014              2,172
    1,050       Series 2004A-1 (INS)                                     4.75          7/01/2019              1,074
   10,000    New York City Municipal Water Finance Auth. RB,
                Series A                                                 5.38          6/15/2017             10,830
             New York City Transitional Finance Auth. RB,
    5,000       Series 2002C (INS)                                       5.25          8/01/2019              5,399
   14,000       Series 2006A-1                                           5.00         11/01/2024             14,975

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Suffolk County IDA RB,
  $   775       Series 2006                                              5.00%        11/01/2013         $      814
    1,880       Series 2006                                              5.00         11/01/2014              1,978
    1,000       Series 2006                                              5.00         11/01/2015              1,053
    3,180       Series 2006A (INS)                                       4.75          6/01/2026              3,233
             Thruway Auth. RB,
    9,615       Series 2002A (INS)(PRE)                                  5.25          4/01/2015             10,418
    6,000       Series 2002A (INS)(PRE)                                  5.25          4/01/2016              6,501
   11,000    Tobacco Settlement Financing Corp.
                Asset-Backed RB, Series 2003B-1C                         5.50          6/01/2018             11,908
                                                                                                         ----------
                                                                                                            316,181
                                                                                                         ----------
             NORTH CAROLINA (1.1%)
             Eastern Municipal Power Agency RB,
    6,000       Series 2003A                                             5.50          1/01/2012              6,456
    4,885       Series F                                                 5.50          1/01/2015              5,263
    1,830       Series F                                                 5.50          1/01/2016              1,966
    1,000       Series F                                                 5.50          1/01/2017              1,072
    5,000    Municipal Power Agency No. 1 RB,
                Series 2003A                                             5.50          1/01/2013              5,413
    4,000    Wake County Industrial Facilities PCRB,
                Series 2002                                              5.38          2/01/2017              4,250
    5,610    Wilmington COP, Series 2005A (INS)                          5.00          6/01/2025              5,952
                                                                                                         ----------
                                                                                                             30,372
                                                                                                         ----------
             NORTH DAKOTA (0.2%)
    1,000    Grand Forks Sales Tax RB,
                Series 2005A (Alerus Project) (INS)                      5.00         12/15/2022              1,073
    2,510    State Water Commission RB,
                Series 2005B (INS)                                       5.00          8/01/2023              2,683
    2,055    Williams County RB, Series 2006                             5.00         11/01/2021              2,131
                                                                                                         ----------
                                                                                                              5,887
                                                                                                         ----------
             OHIO (0.9%)
    2,400    Fairview Park GO, Series 2005 (INS)                         4.13         12/01/2020              2,418
    4,000    Franklin County Development RB, Series 1999                 5.80         10/01/2014              4,226
    2,650    Franklin County Health Care Facilities RB,
                Series 1997                                              5.50          7/01/2017              2,715
   10,000    Hamilton Electric System RB,
                Series 2002A (INS)                                       4.65         10/15/2022             10,315
    1,230    Housing Finance Agency Residential
                Mortgage RB, Series 2001D (NBGA)                         5.10          9/01/2017              1,257

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Miami County Hospital Facilities RB,
  $ 1,750       Series 2006                                              5.25%         5/15/2021         $    1,866
    2,000       Series 2006                                              5.25          5/15/2026              2,129
                                                                                                         ----------
                                                                                                             24,926
                                                                                                         ----------
             OKLAHOMA (0.4%)
             Comanche County Hospital Auth. RB,
    3,895       Series 2005 (INS)                                        5.25          7/01/2022              4,185
    3,000       Series 2005 (INS)                                        5.25          7/01/2023              3,218
    1,400    Norman Regional Hospital Auth. RB,
                Series 2005                                              5.50          9/01/2024              1,502
    2,695    Valley View Hospital Auth. RB, Series 1996                  6.00          8/15/2014              2,752
                                                                                                         ----------
                                                                                                             11,657
                                                                                                         ----------
             PENNSYLVANIA (1.4%)
             Allegheny County IDA RB,
   16,300       Series 1998                                              4.75         12/01/2032             16,980
    1,000       Series 2006                                              5.00          9/01/2021              1,027
    1,250       Series 2006                                              5.10          9/01/2026              1,278
    5,500    Higher Educational Facility Auth. RB,
                Series 1999A (INS)                                       5.25          8/01/2014              5,764
   10,000    Montgomery County IDA RB, Series 1996B                      5.63         11/15/2012             10,228
             Pittsburgh GO,
    1,500       Series 2005A (INS)                                       5.00          9/01/2017              1,625
    1,250       Series 2005A (INS)                                       5.00          9/01/2018              1,351
                                                                                                         ----------
                                                                                                             38,253
                                                                                                         ----------
             PUERTO RICO (2.1%)
             Commonwealth GO,
    6,000       Series 2003A (INS)                                       5.50          7/01/2018              6,901
    2,000       Series 2006A                                             5.25          7/01/2022              2,167
   12,000    Electric Power Auth. RB, Series 2002KK (INS)                5.50          7/01/2016             13,665
   10,000    Government Development Bank CP                              4.30         10/12/2006             10,000
             Highway and Transportation Auth. RB,
    1,000       Series G (INS)                                           5.25          7/01/2019              1,089
    1,000       Series G (INS)                                           5.25          7/01/2020              1,089
   22,200    Housing Bank and Finance Agency RB,
                Series 1993                                              7.50         12/01/2006             22,316
                                                                                                         ----------
                                                                                                             57,227
                                                                                                         ----------
             RHODE ISLAND (1.2%)
             Health and Educational Building Corp. RB,
    3,045       Series 1996 (INS)(PRE)                                   5.50          5/15/2012              3,143
      340       Series 1996 (INS)                                        5.50          5/15/2012                350

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 6,835       Series 1996 (INS)(PRE)                                   5.50%         5/15/2016         $    7,054
      765       Series 1996 (INS)                                        5.50          5/15/2016                788
    4,345       Series 1999A (LOC - Allied Irish Banks plc)              5.88         11/15/2014              4,594
    7,850       Series 2006A (INS)                                       5.00          5/15/2026              8,295
    1,650    Housing and Mortgage Finance Corp. Bond,
                Series 37-A                                              5.13          4/01/2017              1,707
    1,115    Housing and Mortgage Finance Corp. MFH RB,
                Series 1995A (INS)                                       5.70          7/01/2007              1,119
    5,915    Housing and Mortgage Finance Corp. RB,
                Series 51-A                                              4.65         10/01/2026              5,979
                                                                                                         ----------
                                                                                                             33,029
                                                                                                         ----------
             SOUTH CAROLINA (0.9%)
   11,000    Berkeley County PCRB, Series 2003                           4.88         10/01/2014             11,455
             Georgetown County Environmental
                Improvement RB,
    4,250       Series 2000A                                             5.95          3/15/2014              4,669
    5,000       Series 2002A                                             5.70          4/01/2014              5,452
    3,000    Marion County Hospital District RB,
                Series 1995 (INS)                                        5.50         11/01/2015              3,048
                                                                                                         ----------
                                                                                                             24,624
                                                                                                         ----------
             SOUTH DAKOTA (0.2%)
    6,305    Housing Development Auth. Bond,
                Series 2002A (INS)                                       5.15         11/01/2020              6,605
                                                                                                         ----------
             TENNESSEE (0.5%)
    2,125    Johnson City Health and Educational Facilities
                Board RB, Series 2006A                                   5.25          7/01/2026              2,237
    3,000    Knox County Health, Educational, and Housing
                Facilities RB, Series 1996 (INS)                         5.50          4/15/2011              3,106
    1,000    Nashville and Davidson County Health and
                Educational Facilities RB, Series 1998 (INS)             5.10          8/01/2019              1,015
             Shelby County Health, Educational and Housing
                Facility RB,
      745       Series 2002 (PRE)                                        6.00          9/01/2016                840
    1,255       Series 2002 (PRE)                                        6.00          9/01/2016              1,415
      935       Series 2002 (PRE)                                        6.25          9/01/2018              1,066
    1,565       Series 2002 (PRE)                                        6.25          9/01/2018              1,785
    3,500    Springfield Health and Educational Facilities
                Hospital RB, Series 1998                                 5.25          8/01/2018              3,539
                                                                                                         ----------
                                                                                                             15,003
                                                                                                         ----------

36

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             TEXAS (14.5%)
  $ 1,960    Alamo Community College District RB,
                Series 2001 (INS)                                        5.00%        11/01/2020         $    2,063
      710    Austin Airport System Prior Lien RB,
                Series 2003 (INS)                                        5.25         11/15/2018                766
    5,410    Austin Higher Education Auth. RB, Series 1998               5.13          8/01/2016              5,489
             Austin RB,
    1,190       Series 2005 (INS)                                        5.00         11/15/2023              1,271
    2,300       Series 2005 (INS)                                        5.00         11/15/2024              2,452
    5,610    Austin Utility Systems Subordinate Lien RB,
                Series 1998A (INS)                                       5.15(b)       5/15/2017              3,626
             Bastrop ISD GO,
    1,855       Series 1997 (NBGA)                                       5.55(b)       2/15/2014              1,391
    3,030       Series 1997 (NBGA)                                       5.55(b)       2/15/2015              2,172
    3,055       Series 1997 (NBGA)                                       5.60(b)       2/15/2016              2,088
    3,155       Series 1997 (NBGA)                                       5.60(b)       2/15/2017              2,056
   12,000    Bexar County Health Facilities Development
                Corp. RB, Series 1993 (INS)(ETM)                         5.88         11/15/2010             12,261
   32,925    Brazos River Auth. RB, Series 1999A                         5.38          4/01/2019             33,828
    5,365    Cass County IDC PCRB, Series 1997B                          5.35          4/01/2012              5,670
             Central Regional Mobility Auth. RB,
    2,680       Series 2005, 4.55%, 1/01/2014 (INS)                      4.55(a)       1/01/2020              1,926
    3,445       Series 2005, 4.60%, 1/01/2014 (INS)                      4.60(a)       1/01/2021              2,470
    8,665    Clint ISD Public Facility Corp. RB,
                Series 1999 (PRE)                                        7.00          5/01/2019              9,370
    3,315    Comal ISD RB, Series 2005 (NBGA)                            5.00          2/01/2021              3,495
             Conroe ISD GO,
    2,600       Series 2005C (NBGA)                                      5.00          2/15/2023              2,762
    3,100       Series 2005C (NBGA)                                      5.00          2/15/2024              3,286
             Corpus Christi Utility Systems RB,
    4,720       Series 2005A (INS)                                       5.00          7/15/2023              5,015
    4,955       Series 2005A (INS)                                       5.00          7/15/2024              5,253
    2,605       Series 2005A (INS)                                       5.00          7/15/2025              2,764
   10,410    Dallas Area Rapid Transit Senior Lien RB,
                Series 2001 (INS)(d)                                     5.00         12/01/2018             10,984
    8,370    Dallas ISD GO, Series 2006 (NBGA)                           4.75          8/15/2025              8,694
             Denton ISD GO,
   13,745       Series 2006 (NBGA)                                       5.03(b)       8/15/2023              6,243
   16,500       Series 2006 (NBGA)                                       5.06(b)       8/15/2024              7,059
             Edgewood ISD GO,
    1,450       Series 2001 (NBGA)                                       4.90          8/15/2018              1,514
    1,520       Series 2001 (NBGA)                                       4.88          8/15/2019              1,584

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 1,595       Series 2001 (NBGA)                                       5.00%         8/15/2020         $    1,675
    1,675       Series 2001 (NBGA)                                       5.00          8/15/2021              1,752
             Fort Worth Higher Education Finance Corp. RB,
      515       Series 1997A                                             5.50         10/01/2006                515
      545       Series 1997A                                             5.50         10/01/2007                547
      575       Series 1997A                                             5.63         10/01/2008                578
    6,580    Fort Worth ISD Bonds, Series 2001 (NBGA)                    5.00          2/15/2018              6,891
    3,225    Garland ISD GO, Series 2005 (NBGA)                          5.00          2/15/2022              3,432
    5,855    Harris County GO, Series 2004B                              5.00         10/01/2020              6,242
    2,070    Harrison County Health Facilities Development
                Corp. RB, Series 1998 (INS)(PRE)                         5.50          1/01/2018              2,158
             Hidalgo County Health Services Corp. RB,
      350       Series 2005                                              5.00          8/15/2019                357
    1,895       Series 2005                                              4.75          8/15/2017              1,903
             Houston ISD Public Facility Corp. RB,
    3,635       Series 1998A (INS)                                       5.35(b)       9/15/2015              2,544
    2,635       Series 1998A (INS)                                       5.38(b)       9/15/2016              1,756
    3,885       Series 1998A (INS)                                       5.40(b)       9/15/2017              2,471
    4,955       Series 1998B (INS)                                       5.35(b)       9/15/2015              3,467
    6,955       Series 1998B (INS)                                       5.38(b)       9/15/2016              4,636
    3,000    Houston Public Improvement GO,
                Series 2003A-1 (INS)                                     5.00          3/01/2019              3,194
    5,000    Irving ISD GO, Series 2006 (NBGA)                           5.31(b)       2/15/2025              2,035
    4,385    Jefferson County Health Facilities RB,
                Series 2001 (INS)                                        5.20          8/15/2021              4,604
             Judson ISD GO,
    2,200       Series 2005B (INS)                                       5.00          2/01/2023              2,318
    1,500       Series 2005B (INS)                                       5.00          2/01/2024              1,577
    2,830    Katy ISD GO, Series 2005B (NBGA)                            5.00          2/15/2023              3,006
             La Porte ISD GO,
    1,595       Series 2005A (INS)                                       5.00          2/15/2022              1,694
    3,535       Series 2005A (INS)                                       5.00          2/15/2024              3,739
             Laredo ISD Public Limited GO,
      505       Series 1998A                                             5.06          2/01/2007                507
      530       Series 1998A                                             5.06          2/01/2008                538
    3,830    Lewisville RB, Series 1998 (INS)                            5.38          9/01/2015              4,056
    3,295    Marlin ISD Public Facility Corp. RB, Series 1998
                (acquired 7/22/1998; cost $3,349)(f)                     5.85          2/15/2018              3,427
    3,425    Mesquite Health Facilities Development Corp.
                RB, Series 2005                                          5.50          2/15/2025              3,587

38

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $10,000    Midlothian Development Auth. Tax Increment
                RB, Series 2004                                          6.00%        11/15/2024         $   10,222
             Northside ISD GO,
    5,300       Series 2001 (NBGA)                                       5.00          2/15/2017              5,555
    5,420       Series 2001 (NBGA)                                       5.00          2/15/2018              5,676
             Northwest ISD GO,
    2,965       Series 2005 (NBGA)                                       5.00          8/15/2023              3,158
    3,110       Series 2005 (NBGA)                                       5.00          8/15/2024              3,306
    1,770       Series 2005 (NBGA)                                       5.00          8/15/2025              1,876
             Nueces River Auth. RB,
    1,220       Series 2005 (INS)                                        5.00          7/15/2023              1,296
    1,530       Series 2005 (INS)                                        5.00          7/15/2024              1,622
             Plano ISD GO,
   17,475       Series 2001 (NBGA)                                       5.00          2/15/2019             18,302
    2,965       Series 2006 (NBGA)                                       4.50          2/15/2023              3,005
    3,115       Series 2006 (NBGA)                                       4.50          2/15/2024              3,149
    3,275       Series 2006 (NBGA)                                       4.50          2/15/2025              3,304
   19,050    Port of Corpus Christi IDC PCRB, Series 1997B               5.40          4/01/2018             19,669
    8,395    Rockwall ISD GO, Series 2006A (NBGA)                        5.14(b)       2/15/2022              4,082
             San Antonio Electric and Gas System RB,
   10,000       Series 2002 (PRE)                                        5.38          2/01/2019             10,820
   15,000       Series 2005                                              5.00          2/01/2024             15,863
    3,320    State Water Financial Assistance Bonds GO,
                Series 2004C                                             5.00          8/01/2016              3,584
    1,100    Tarrant County Cultural Education Facilities
                Finance Corp. RB, Series 2006A                           6.00         11/15/2026              1,177
             Tarrant Regional Water District RB,
    8,000       Series 2002 (INS)                                        5.25          3/01/2017              8,643
    2,000       Series 2002 (INS)                                        5.25          3/01/2019              2,160
    2,000       Series 2002 (INS)                                        5.25          3/01/2020              2,160
    5,000       Series 2006 (INS)                                        4.38          3/01/2021              5,058
    5,240    Texas Tech Univ. RB, Series 2003 (INS)                      5.25          2/15/2017              5,688
    5,515    Transportation Commission GO,
                Series 2006 (NBGA)                                       5.00          4/01/2020              5,950
             Tyler Health Facilities Development Corp.
                Hospital RB,
    3,140       Series 1993B                                             6.63         11/01/2011              3,143
    3,895       Series 2003                                              5.25          7/01/2011              4,092
    2,125       Series 2003                                              5.25          7/01/2012              2,247
    1,500       Series 2003                                              5.25          7/01/2013              1,592

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             Univ. of Texas Board of Regents RB,
  $ 4,500       Series 2001B (PRE)                                       5.38%         8/15/2017         $    4,844
    7,000       Series 2002B (NBGA) (PRE)                                5.25          7/01/2018              7,560
    5,970    Williamson County GO, Series 2005 (INS)                     5.13          2/15/2022              6,502
             Wylie ISD GO,
    1,385       Series 2001 (NBGA)                                       5.00(b)       8/15/2014              1,020
    1,690       Series 2001 (NBGA)                                       5.10(b)       8/15/2015              1,189
                                                                                                         ----------
                                                                                                            400,272
                                                                                                         ----------
             UTAH (0.3%)
      110    Housing Finance Agency RB, Series 1985B                     5.30          7/01/2007                111
             Intermountain Power Agency RB,
    4,410       Series 1987A (INS)(ETM)                                  5.00          7/01/2012              4,415
    1,325       Series 1997B (INS)(PRE)                                  5.75          7/01/2019              1,373
    2,675       Series 1997B (INS)                                       5.75          7/01/2019              2,767
                                                                                                         ----------
                                                                                                              8,666
                                                                                                         ----------
             VERMONT (0.1%)
    3,000    Educational and Health Buildings Financing
                Agency RB, Series 1998 (PRE)                             5.50          7/01/2018              3,120
                                                                                                         ----------
             VIRGINIA (1.8%)
             College Building Auth. Educational Facilities RB,
    1,290       Series 2006                                              5.00          6/01/2021              1,347
   11,280       Series 2006                                              5.00          6/01/2026             11,677
    8,000    Farms of New Kent Community Development
                Auth. Special Assessment Bonds,
                Series 2006A                                             5.13          3/01/2036              8,058
             Public School Auth. Financing Bonds,
   10,000       Series 1999A (PRE)                                       5.13          8/01/2019             10,525
    5,510       Series 2000B                                             5.00          8/01/2017              5,803
    5,000    Richmond Convention Center Auth. RB,
                Series 2000 (PRE)                                        6.13          6/15/2020              5,491
             State Housing Development Auth. RB,
    1,700       Series 2002Z                                             4.25          1/01/2016              1,723
    1,735       Series 2002Z                                             4.25          7/01/2016              1,757
    1,775       Series 2002Z                                             4.35          1/01/2017              1,801
    1,810       Series 2002Z                                             4.35          7/01/2017              1,837
                                                                                                         ----------
                                                                                                             50,019
                                                                                                         ----------

40

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             WASHINGTON (1.1%)
  $ 8,650    Central Puget Sound Regional Transit Auth. RB,
                Series 2005A (INS)                                       5.00%        11/01/2024         $    9,167
             Health Care Facilities Auth. RB,
    3,255       Series 1997A (INS)                                       5.13          8/15/2017              3,350
    2,500       Series 1998 (INS)                                        5.25          8/15/2017              2,598
    2,500       Series 1998 (INS)                                        5.30          8/15/2018              2,598
             Higher Education Facilities Auth. RB,
    4,715       Series 1998 (PRE)                                        5.20         10/01/2017              4,873
    1,470       Series 1998                                              5.20         10/01/2017              1,508
    2,000    Housing Finance Commission RB,
                Series 1999 (INS)                                        5.88          7/01/2019              2,116
    5,000    King County Housing Auth. RB,
                Series 1998A (INS)                                       5.20          7/01/2018              5,050
                                                                                                         ----------
                                                                                                             31,260
                                                                                                         ----------
             WISCONSIN (1.0%)
    2,000    Central Brown County Water Auth. RB,
                Series 2005 (INS)                                        5.00         12/01/2023              2,134
    1,420    Green Bay Water Systems RB, Series 2004 (INS)               5.00         11/01/2021              1,517
             Health and Educational Facilities Auth. RB,
    4,130       Series 1995A (Waukesha Memorial
                Hospital) (INS)                                          5.25          8/15/2012              4,217
    5,000       Series 1998A (Wausau Hospital) (INS)                     5.13          8/15/2020              5,205
    7,000       Series 2006A (Marshfield Clinic)                         5.13          2/15/2026              7,296
    5,205    Housing and EDA RB, Series 2002G                            4.85          9/01/2017              5,371
    1,345    Kaukauna Area School District GO,
                Series 2001 (INS)                                        4.85          3/01/2017              1,402
                                                                                                         ----------
                                                                                                             27,142
                                                                                                         ----------
             Total Fixed-Rate Instruments (cost: $2,426,951)                                              2,518,491
                                                                                                         ----------

             PUT BONDS (5.7%)

             CALIFORNIA (0.7%)
    3,000    Health Facilities Financing Auth. RB,
                Series 2004I                                             4.95          7/01/2026              3,165
             Statewide Communities Development Auth. RB,
    7,500       Series 1998A(c)                                          5.25          5/15/2025              7,715
    8,270       Series 2002E (Kaiser Permanente)                         4.70         11/01/2036              8,482
                                                                                                         ----------
                                                                                                             19,362
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             FLORIDA (0.5%)
  $12,240    Coral Gables Health Facilities Auth. Hospital RB,
                Series 2004 (INS)                                        5.00%         8/15/2034         $   13,077
                                                                                                         ----------
             GEORGIA (0.3%)
    8,640    De Kalb County Housing Auth. MFH RB,
                Series 2001                                              4.70         10/01/2031              8,695
                                                                                                         ----------
             ILLINOIS (1.2%)
   15,000    Chicago Gas Supply RB, Series 2000B                         4.75          3/01/2030             15,374
             Educational Facilities Auth. RB,
   10,000       Series 2000A (Art Institute Chicago)                     4.45          3/01/2034             10,177
    7,500       Series 2002 (Field Museum)                               4.75         11/01/2036              7,739
                                                                                                         ----------
                                                                                                             33,290
                                                                                                         ----------
             MICHIGAN (1.0%)
   15,000    Monroe County EDC RB, Series 1992CC (INS)                   4.65         10/01/2024             15,526
   10,550    Strategic Fund PCRB, Series 1995CC (INS)                    4.85          9/01/2030             11,023
                                                                                                         ----------
                                                                                                             26,549
                                                                                                         ----------
             MONTANA (0.2%)
    5,000    Forsyth PCRB, Series 1999A (INS)                            5.00         10/01/2032              5,131
                                                                                                         ----------
             NEW MEXICO (0.1%)
    3,320    Bernalillo County MFH RB,
                Series 1995 (Sunchase Apts.) (INS)                       4.60         11/01/2025              3,323
                                                                                                         ----------
             NEW YORK (0.3%)
    8,500    Hempstead Town IDA RB, Series 2001                          5.00         12/01/2010              8,725
                                                                                                         ----------
             PENNSYLVANIA (0.3%)
             Philadelphia IDA RB,
    5,000       Series 1997A (PRE)                                       6.50         10/01/2027              5,144
    4,000       Series 1997B (PRE)                                       6.50         10/01/2027              4,116
                                                                                                         ----------
                                                                                                              9,260
                                                                                                         ----------
             TENNESSEE (0.1%)
    2,100    Knox County Health, Educational, and Housing
                Facilities MFH RB, Series 2001 (NBGA)                    4.90          6/01/2031              2,129
                                                                                                         ----------
             TEXAS (0.7%)
    3,510    Beaumont MFH Finance Corp. RB,
                Series 2001 (NBGA)                                       4.70         12/15/2031              3,564

42

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 6,000    Brazos River Auth. PCRB, Series D                           5.40%        10/01/2029         $    6,410
    5,250    Gateway Public Facility Corp. RB,
                Series 2004 (NBGA)                                       4.55          7/01/2034              5,388
    3,715    Montgomery County Housing Finance Corp.
                MFH RB, Series 2001 (NBGA)                               4.85          6/01/2031              3,718
                                                                                                         ----------
                                                                                                             19,080
                                                                                                         ----------
             WISCONSIN (0.3%)
    9,000    Madison IDRB, Series 2002B                                  4.88         10/01/2027              9,374
                                                                                                         ----------
             Total Put Bonds (cost: $153,751)                                                               157,995
                                                                                                         ----------

             PERIODIC AUCTION RESET BONDS (0.8%)

             CALIFORNIA (0.6%)
   16,300    Statewide Communities Development Auth.
                COP, SAVRS, Series 1998 (INS)                            4.35         12/01/2028             16,300
                                                                                                         ----------
             INDIANA (0.0%)(g)
      350    Clarksville RB, SAVRS, Series 1998 (INS)                    4.35         12/01/2025                350
                                                                                                         ----------
             OKLAHOMA (0.2%)
    6,000    Tulsa County Industrial Auth. MFH RB, SAVRS,
                Series 2003B                                             4.40          1/01/2039              6,000
                                                                                                         ----------
             Total Periodic Auction Reset Bonds (cost: $22,650)                                              22,650
                                                                                                         ----------

             VARIABLE-RATE DEMAND NOTES (0.9%)

             COLORADO (0.2%)
    1,810    Colorado Springs RB, Series 2003
                (LOC - Wells Fargo Bank, N.A.)                           3.74          3/15/2023              1,810
    1,445    Health Facilities Auth. RB, Series 2003
                (LOC - Wells Fargo Bank, N.A.)                           3.74         12/01/2020              1,445
    1,500    Water Valley Metropolitan District No. 2 GO,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)               3.74         12/01/2024              1,500
                                                                                                         ----------
                                                                                                              4,755
                                                                                                         ----------
             MINNESOTA (0.0%)(g)
    1,100    St. Paul Housing and Redevelopment Auth. RB,
                Series 2001 (LOC - Allied Irish Banks plc)               3.76          2/01/2026              1,100
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             UTAH (0.0%)(g)
  $   433    Jordanelle Special Service District Bonds,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)               3.74%         9/01/2025         $      433
                                                                                                         ----------
             VIRGINIA (0.1%)
      300    Loudoun County IDA RB, Series 2003A                         3.84          2/15/2038                300
    1,400    Richmond IDA Educational Facilities RB,
                Series 2005 (LOC - SunTrust Bank)                        3.78          5/01/2035              1,400
                                                                                                         ----------
                                                                                                              1,700
                                                                                                         ----------
             WYOMING (0.6%)
   14,000    Converse County PCRB, Series 1992                           4.10         12/01/2020             14,000
    2,805    Sweetwater County PCRB, Series 1992B                        4.10         12/01/2020              2,805
                                                                                                         ----------
                                                                                                             16,805
                                                                                                         ----------
             Total Variable-Rate Demand Notes (cost: $24,793)                                                24,793
                                                                                                         ----------

             TOTAL INVESTMENTS (COST: $2,628,145)                                                        $2,723,929
                                                                                                         ==========

44

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (d) At September 30, 2006, portions of these securities were segregated to cover when-issued purchases.

         (e) At September 30, 2006, the aggregate market value of securities purchased on a when-issued basis was $5,138,000.

         (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2006, was $3,427,000, which represented 0.1% of the Fund's net assets.

         (g) Represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value
      (identified cost of $2,628,145)                                           $2,723,929
   Cash                                                                                 92
   Receivables:
      Capital shares sold                                                            1,576
      Interest                                                                      34,780
      Securities sold                                                               12,963
                                                                                ----------
         Total assets                                                            2,773,340
                                                                                ----------
LIABILITIES
   Payables:
      Securities purchased                                                           5,135
      Capital shares redeemed                                                          421
      Dividends on capital shares                                                    2,215
   Accrued management fees                                                             773
   Accrued transfer agent's fees                                                         5
   Other accrued expenses and payables                                                  79
                                                                                ----------
         Total liabilities                                                           8,628
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,764,712
                                                                                ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $2,668,027
   Accumulated undistributed net investment income                                       2
   Accumulated net realized gain on investments                                        899
   Net unrealized appreciation of investments                                       95,784
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $2,764,712
                                                                                ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                     209,194
                                                                                ==========
   Net asset value, redemption price, and offering price per share              $    13.22
                                                                                ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                         $65,992
                                                                    -------
EXPENSES
   Management fees                                                    4,659
   Administration and servicing fees                                  2,075
   Transfer agent's fees                                                546
   Custody and accounting fees                                          218
   Postage                                                               67
   Shareholder reporting fees                                            31
   Trustees' fees                                                         5
   Registration fees                                                     42
   Professional fees                                                     55
   Other                                                                 31
                                                                    -------
      Total expenses                                                  7,729
   Expenses paid indirectly                                             (23)
                                                                    -------
      Net expenses                                                    7,706
                                                                    -------
NET INVESTMENT INCOME                                                58,286
                                                                    -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                       1,640
      Affiliated transactions (Note 7)                                 (213)
   Change in net unrealized appreciation/depreciation                29,893
                                                                    -------
         Net realized and unrealized gain                            31,320
                                                                    -------
   Increase in net assets resulting from operations                 $89,606
                                                                    =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2006

                                                               9/30/2006         3/31/2006
                                                              ----------------------------
FROM OPERATIONS
   Net investment income                                      $   58,286        $  115,228
   Net realized gain on investments                                1,427             2,703
   Change in unrealized appreciation/depreciation
      of investments                                              29,893           (18,697)
                                                              ----------------------------
      Increase in net assets resulting from operations            89,606            99,234
                                                              ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                        (58,284)         (115,231)
    Net realized gains                                                 -            (4,673)
                                                              ----------------------------
      Distributions to shareholders                              (58,284)         (119,904)
                                                              ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     135,273           351,731
   Reinvested dividends                                           43,182            87,102
   Cost of shares redeemed                                      (227,676)         (332,333)
                                                              ----------------------------
      Increase (decrease) in net assets from
         capital share transactions                              (49,221)          106,500
                                                              ----------------------------
   Net increase (decrease) in net assets                         (17,899)           85,830

NET ASSETS
   Beginning of period                                         2,782,611         2,696,781
                                                              ----------------------------
   End of period                                              $2,764,712        $2,782,611
                                                              ============================
Accumulated undistributed net investment income:
   End of period                                              $        2        $        -
                                                              ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    10,365            26,581
   Shares issued for dividends reinvested                          3,307             6,586
   Shares redeemed                                               (17,426)          (25,151)
                                                              ----------------------------
      Increase (decrease) in shares outstanding                   (3,754)            8,016
                                                              ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48

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           to FINANCIAL Statements

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their

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           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                 primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

50

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           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2006, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $5,135,000, all of which were when-issued securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2006, these custodian and other bank credits reduced the Fund's expenses by $23,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2006, the Fund paid CAPCO facility fees of $3,000, which represents 8.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2007, in accordance with applicable tax law.

52

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds  from  sales/maturities  of  securities,
         excluding  short-term  securities,   for  the  six-month  period  ended
         September 30, 2006, were $321,483,000 and $390,332,000, respectively.

         As of September 30, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross  unrealized  appreciation  and  depreciation of investments as of
         September  30,  2006,  were  $95,823,000  and  $39,000,   respectively,
         resulting in net unrealized appreciation of $95,784,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                        +/- 0.04%
+/- 0.51% to 1.00%                        +/- 0.05%
+/- 1.01% and greater                     +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended September 30, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $4,659,000, which included a performance adjustment of $785,000 that increased the effective base management fee of 0.28% by 0.06%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

              the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,075,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2006, the Fund reimbursed the Manager $35,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $546,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2006, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                                                        NET REALIZED
                                                                                      COST TO          GAIN (LOSS) TO
                 SELLER                                 PURCHASER                    PURCHASER             SELLER
----------------------------------------------------------------------------------------------------------------------
USAA Tax Exempt Intermediate-Term Fund       USAA Tax Exempt Short-Term Fund        $15,109,000          $(231,000)
USAA Tax Exempt Intermediate-Term Fund       USAA California Money Market Fund        3,046,000             18,000

(8) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

         On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are
         "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

56

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                       SEPTEMBER 30,                                 YEAR ENDED MARCH 31,
                                       ------------------------------------------------------------------------------------------
                                             2006            2006            2005            2004            2003            2002
                                       ------------------------------------------------------------------------------------------
Net asset value at
    beginning of period                $    13.07      $    13.16      $    13.42      $    13.34      $    12.93      $    13.09
                                       ------------------------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income                     .28             .55             .57             .61             .64             .67
    Net realized and unrealized
       gain (loss)                            .15            (.07)           (.24)            .08             .41            (.16)
                                       ------------------------------------------------------------------------------------------
Total from investment
    operations                                .43             .48             .33             .69            1.05             .51
                                       ------------------------------------------------------------------------------------------
Less distributions:
    From net investment income               (.28)           (.55)           (.57)           (.61)           (.64)           (.67)
    From realized capital gains                 -            (.02)           (.02)              -               -               -
                                       ------------------------------------------------------------------------------------------
    Total distributions                      (.28)           (.57)           (.59)           (.61)           (.64)           (.67)
                                       ------------------------------------------------------------------------------------------
Net asset value at end of period       $    13.22      $    13.07      $    13.16      $    13.42      $    13.34      $    12.93
                                       ==========================================================================================
Total return (%)*                            3.30            3.69            2.51            5.32            8.29            3.90
Net assets at end of period (000)      $2,764,712      $2,782,611      $2,696,781      $2,642,692      $2,627,291      $2,433,955
Ratio of expenses to average
    net assets (%)**(b)                       .56(a)          .55             .55             .51             .49             .46
Ratio of net investment income to
    average net assets (%)**                 4.21(a)         4.15            4.28            4.58            4.86            5.06
Portfolio turnover (%)                      11.98           21.99           20.83           23.27           14.91           12.97

  *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 **  For the six-month period ended September 30, 2006, average net  assets were
     $2,759,574,000.
(a)  Annualized.  The  ratio  is  not necessarily  indicative  of 12  months  of operations.
(b)  Reflects total operating  expenses of  the Fund  before  reductions of  any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                             (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)       (.01%)
     (+) Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2006, through September 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

58

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING              ENDING            DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE         APRIL 1, 2006 -
                                    APRIL 1, 2006     SEPTEMBER 30, 2006     SEPTEMBER 30, 2006
                                   ------------------------------------------------------------
Actual                                $1,000.00            $1,033.00                $2.85
Hypothetical
   (5% return before expenses)         1,000.00             1,022.26                 2.84

         *Expenses are equal to the Fund's annualized expense ratio of 0.56%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.30% for the six-month period of April 1, 2006, through September 30, 2006.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 19, 2006, the Board, including the Trustees who are not "interested persons" of the Company (the "Independent Trustees"), approved the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and
         investment   personnel,   as  well  as  current  staffing  levels.  The
         allocation

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee

62

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2005. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2005.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fee is below or comparable to the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment

64

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager. Based on its conclusions, the Board determined that approval of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

                TRUSTEES        Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

          ADMINISTRATOR,        USAA Investment Management Company
     INVESTMENT ADVISER,        P.O. Box 659453
            UNDERWRITER,        San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT        USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN        State Street Bank and Trust Company
          AND ACCOUNTING        P.O. Box 1713
                   AGENT        Boston, Massachusetts 02105

             INDEPENDENT        Ernst & Young LLP
       REGISTERED PUBLIC        100 West Houston St., Suite 1800
         ACCOUNTING FIRM        San Antonio, Texas 78205

               TELEPHONE        Call toll free - Central time
        ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL        (800) 531-8181
       INFORMATION ABOUT        For account servicing, exchanges,
            MUTUAL FUNDS        or redemptions (800) 531-8448

         RECORDED MUTUAL        24-hour service (from any phone)
       FUND PRICE QUOTES        (800) 531-8066

       USAA SELF-SERVICE        For account balance, last transaction, fund
        TELEPHONE SYSTEM        prices, or to exchange or redeem fund shares
                                (800) 531-8777

         INTERNET ACCESS        USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39594-1106                                  (C)2006, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2006

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 20, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 17, 2006
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    November 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.